Selling and Marketing Expenses (Schedule of Composition of Selling and Marketing Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of selling and marketing expenses [Abstract]
Salaries and related expenses	₪ 241	₪ 257	₪ 278
Commissions	88	179	196
Advertising and public relations	36	44	26
Depreciation and amortization	33	20	38
Other	81	74	82
Selling and marketing expenses	₪ 479	₪ 574	₪ 620